PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
5. PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2015 and 2014 consist of the following:

	2015	2014
Computer equipment and software	$17,721	$17,721
Office furniture and equipment	72,338	72,338
Leasehold improvements	8,449	8,449
Capital leases- equipment	11,500	11,500
Total property and equipment	110,008	110,008
Accumulated depreciation	(86,905)	(79,278)
Total property and equipment, net	$23,103	$30,730

Depreciation expense for the years ended December 31, 2015 and 2014 was $7,627 and $12,586, respectively.